Employee Benefits (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Current cost of service	$ 4,274,039	$ 4,191,738	$ 3,672,626
Past service cost	640,033	453,213	605,174
Non-provided paid benefits	17,847,114	13,582,343	7,277,848
Others	580,072	895,162	909,255
Total expense recognized in Consolidated Statement of Income	$ 23,341,258	$ 19,122,456	$ 12,464,903